11. Share Capital (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Common Stock, Shares Authorized		500,000,000
Preferred Stock, Shares Authorized		500,000,000
Warrants issued		11,000,000		31,500,000
Company's Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		5,000,000	7,500,000	4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		500,000	4,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Method Used		Black-Scholes option pricing model
Sale of Stock, Transaction #1
Stock Issued During Period, Shares, New Issues		0
Sale of Stock, Transaction #2
Stock Issued During Period, Shares, New Issues			7,000,000
Sale of Stock, Transaction Date			Sep. 26, 2018
Sale of Stock, Price Per Share			$ 0.05
Stock Issued			$ 350,000
Sale of Stock, Transaction #3
Stock Issued During Period, Shares, New Issues			350,000
Sale of Stock, Transaction Date			Sep. 26, 2018
Stock Issued			$ 17,500
Sale of Stock, Transaction #4
Stock Issued During Period, Shares, New Issues			4,000,000
Sale of Stock, Transaction Date			Dec. 16, 2018
Sale of Stock, Price Per Share			$ 0.05
Stock Issued			$ 200,000
Sale of Stock, Transaction #5
Stock Issued During Period, Shares, New Issues	[1]			10,350,000
Sale of Stock, Transaction Date	[1]			Aug. 31, 2017
Sale of Stock, Price Per Share	[1]			$ 0.05
Sale of Stock, Transaction #6
Stock Issued During Period, Shares, New Issues	[2]			14,000,000
Sale of Stock, Transaction Date	[2]			Aug. 31, 2017
Sale of Stock, Price Per Share	[2]			$ 0.05
Sale of Stock, Transaction #7
Sale of Stock, Transaction Date	[3]			Sep. 07, 2017
Sale of Stock, Description of Transaction	[3]			2,000,000 warrants with exercise price of $0.01 per share were exercised for gross proceeds of $20,000
Sale of Stock, Transaction #8
Stock Issued During Period, Shares, New Issues				1,000,000
Sale of Stock, Transaction Date				Sep. 08, 2017
Sale of Stock, Price Per Share				$ 0.05
Stock Issued				$ 50,000
Sale of Stock, Transaction #9
Stock Issued During Period, Shares, New Issues				6,000,000
Sale of Stock, Transaction Date				Nov. 28, 2017
Sale of Stock, Price Per Share				$ 0.05
Stock Issued				$ 300,000
Sale of Stock, Transaction #10
Stock Issued During Period, Shares, New Issues				1,000,000
Sale of Stock, Transaction Date				Dec. 29, 2017
Stock Issued				$ 20,000
Sale of Stock, Transaction #11
Stock Issued During Period, Shares, New Issues				6,000,000
Sale of Stock, Transaction Date				Jan. 02, 2018
Stock Issued				$ 96,000

[1]	See Note 9.
[2]	See Note 6.
[3]	See Note 12.